Filed Pursuant to Rule 497(e)
                                              1933 Act Registration No. 33-40496



                       SUPPLEMENT DATED SEPTEMBER 30, 1998
                   TO THE JOINT PROSPECTUS DATED APRIL 1, 1998
                                       OF
          IAI BOND FUND (A PORTFOLIO OF IAI INVESTMENT FUNDS I, INC.)
       IAI GOVERNMENT FUND (A PORTFOLIO OF IAI INVESTMENT FUNDS VI, INC.)


As a result of a shareholder vote to dissolve and liquidate IAI Government Fund, on September 23, 1998, the Fund has essentially ceased operations and expects to distribute proceeds in October 1998.